Other Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Other Assets [Line Items]
Cost method investments		$ 7,163	$ 8,397
Equity method investments		16,352	15,708
Other assets, carried at fair value		4,867	3,275
Total nonmarketable equity investments		28,382	27,380
Corporate/bank-owned life insurance		19,549	19,325
Accounts receivable		39,127	31,056
Interest receivable		5,688	5,339
Customer relationship and other amortized intangibles		3,034	4,115
Non-residential real estate		270	403
Operating lease assets		9,666	10,089
Due from customers on acceptances		177	196
Other		13,540	17,469
Total other assets	[1]	118,381	114,541
Other Assets Textual [Abstract]
Income (loss) from affordable housing projects, equity method investments		1,200	816
Low income housing tax credit (LIHTC) investment total tax benefits		1,500	1,200
Low income housing tax credit (LIHTC) investment tax credits		1,100	939
Low income housing tax credit (LIHTC) investment liability for unfunded commitments		$ 3,600	3,600
Low income housing tax credit (LIHTC) investment, year liability is expected to be paid		3 years
Income (Expense) Related to Nonmarketable Equity Investments [Abstract]
Net realized gains from nonmarketable equity investments		$ 812	579	$ 1,659
All other		(1,042)	(508)	(743)
Total		(230)	71	$ 916
Government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate		120	197
Non-government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate		252	378
Core deposit intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles		769	1,620
Customer relationship and other amortized intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles		841	1,089
Perpetual Preferred Securities NonMarketable [Member]
Components of Other Assets [Line Items]
Cost method investments		400	525
Federal bank stock [Member]
Components of Other Assets [Line Items]
Cost method investments		5,369	6,407
LIHTC investments [Member]
Components of Other Assets [Line Items]
Equity method investments		10,269	9,714
Private equity and other [Member]
Components of Other Assets [Line Items]
Cost method investments		1,394	1,465
Equity method investments		3,839	3,635
Tax Advantaged Renewable Energy [Member]
Components of Other Assets [Line Items]
Equity method investments		1,950	2,054
New Market Tax Credit and Other [Member]
Components of Other Assets [Line Items]
Equity method investments		$ 294	$ 305

[1]	(1)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.